Equity	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Equity
16. Equity
Preferred Stock
MetLife, Inc. has outstanding 24 million shares of Floating Rate Non-Cumulative Preferred Stock, Series A (the “Series A preferred shares”) with a $0.01 par value per share, and a liquidation preference of $25 per share.
MetLife, Inc. has outstanding 60 million shares of 6.50% Non-Cumulative Preferred Stock, Series B (the “Series B preferred shares”), with a $0.01 par value per share, and a liquidation preference of $25 per share.
The preferred stock ranks senior to the common stock with respect to dividends and liquidation rights. Dividends on the preferred stock are not cumulative. Holders of the preferred stock will be entitled to receive dividend payments only when, as and if declared by MetLife, Inc.’s Board of Directors or a duly authorized committee of the Board. If dividends are declared on the Series A preferred shares, they will be payable quarterly, in arrears, at an annual rate of the greater of: (i) 1.00% above three-month LIBOR on the related LIBOR determination date; or (ii) 4.00%. Any dividends declared on the Series B preferred shares will be payable quarterly, in arrears, at an annual fixed rate of 6.50%. Accordingly, in the event that dividends are not declared on the preferred stock for payment on any dividend payment date, then those dividends will cease to accrue and be payable. If a dividend is not declared before the dividend payment date, MetLife, Inc. has no obligation to pay dividends accrued for that dividend period whether or not dividends are declared and paid in future periods. No dividends may, however, be paid or declared on MetLife, Inc.’s common stock — or any other securities ranking junior to the preferred stock — unless the full dividends for the latest completed dividend period on all preferred stock, and any parity stock, have been declared and paid or provided for.
MetLife, Inc. is prohibited from declaring dividends on the preferred stock if it fails to meet specified capital adequacy, net income and equity levels. See “— Dividend Restrictions.”
The preferred stock does not have voting rights except in certain circumstances where the dividends have not been paid for an equivalent of six or more dividend payment periods whether or not those periods are consecutive. Under such circumstances, the holders of the preferred stock have certain voting rights with respect to members of the Board of Directors of MetLife, Inc.
The preferred stock is not subject to any mandatory redemption, sinking fund, retirement fund, purchase fund or similar provisions. The preferred stock is redeemable at MetLife, Inc.’s option in whole or in part, at a redemption price of $25 per share of preferred stock, plus declared and unpaid dividends.
In December 2008, MetLife, Inc. entered into an RCC related to the preferred stock. As part of such RCC, MetLife, Inc. agreed that it will not repay, redeem or purchase the preferred shares on or before December 31, 2018, unless, subject to certain limitations, it has received proceeds during a specified period from the sale of specified replacement securities. The RCC is for the benefit of the holders of the related Covered Debt, which was initially the Senior Notes. As a result of the issuance of the 10.750% JSDs, the 10.750% JSDs became the Covered Debt with respect to, and in accordance with, the terms of the RCC relating to the preferred shares. The RCC will terminate upon the occurrence of certain events, including the date on which MetLife, Inc. has no series of outstanding eligible debt securities.
Information on the declaration, record and payment dates, as well as per share and aggregate dividend amounts, for the Series A and Series B preferred shares was as follows:

			Dividend
Declaration Date	Record Date	Payment Date	Series A Per Share	Series A Aggregate	Series B Per Share	Series B Aggregate
			(In millions, except per share data)
November 17, 2014	November 30, 2014	December 15, 2014	$0.253	$7	$0.406	$24
August 15, 2014	August 31, 2014	September 15, 2014	$0.256	6	$0.406	24
May 15, 2014	May 31, 2014	June 16, 2014	$0.256	7	$0.406	24
March 5, 2014	February 28, 2014	March 17, 2014	$0.250	6	$0.406	24
				$26		$96
November 15, 2013	November 30, 2013	December 16, 2013	$0.253	$7	$0.406	$24
August 15, 2013	August 31, 2013	September 16, 2013	$0.256	6	$0.406	24
May 15, 2013	May 31, 2013	June 17, 2013	$0.256	7	$0.406	24
March 5, 2013	February 28, 2013	March 15, 2013	$0.250	6	$0.406	24
				$26		$96
November 15, 2012	November 30, 2012	December 17, 2012	$0.253	$7	$0.406	$24
August 15, 2012	August 31, 2012	September 17, 2012	$0.256	6	$0.406	24
May 15, 2012	May 31, 2012	June 15, 2012	$0.256	7	$0.406	24
March 5, 2012	February 29, 2012	March 15, 2012	$0.253	6	$0.406	24
				$26		$96

See Note 23 for information on subsequent dividends declared.
Common Stock
Issuances
In October 2014, September 2013 and October 2012, MetLife, Inc. issued 22,907,960 new shares, 22,679,955 new shares and 28,231,956 new shares, respectively, of its common stock, each for $1.0 billion. The issuances were made in connection with the settlement of the Series E Purchase Contracts, the Series D Purchase Contracts, and the Series C Purchase Contracts, respectively. See Note 15.
During the years ended December 31, 2014, 2013 and 2012, 5,866,160 new shares, 7,663,446 new shares and 5,497,752 new shares of common stock were issued for $220 million, $250 million and $171 million, respectively, in connection with stock option exercises and other stock-based awards. There were no shares of common stock issued from treasury stock during any of the years ended December 31, 2014, 2013 and 2012.
Repurchase Authorizations
In December 2014, MetLife, Inc.’s Board of Directors authorized an additional $1.0 billion of common stock repurchases, which began in January 2015, after the completion of repurchases under the prior authorizations. During the year ended December 31, 2014, 18,876,363 shares were repurchased under these repurchase authorizations for $1.0 billion. No shares of common stock were repurchased during the years ended December 31, 2013 and 2012. At December 31, 2014, MetLife, Inc. had $1.3 billion remaining under its common stock repurchase authorizations.
See Note 23 for information on subsequent common stock repurchases.
Under these authorizations, MetLife, Inc. may purchase its common stock from the MetLife Policyholder Trust, in the open market, including pursuant to the terms of transactions meeting the requirements of Rule 10b5-1 under the Securities Exchange Act of 1934 (“Exchange Act”), and in privately negotiated transactions. Future common stock repurchases will be dependent upon several factors, including the Company’s capital position, liquidity, financial strength and credit ratings, general market conditions, the market price of MetLife, Inc.’s common stock compared to management’s assessment of the stock’s underlying value and applicable regulatory approvals, as well as other legal and accounting factors.
Dividends
The table below presents declaration, record and payment dates, as well as per share and aggregate dividend amounts, for common stock:

			Dividend
Declaration Date	Record Date	Payment Date	Per Share	Aggregate
			(In millions, except per share data)
October 28, 2014	November 7, 2014	December 12, 2014	$0.350	$398
July 7, 2014	August 8, 2014	September 12, 2014	$0.350	395
April 22, 2014	May 9, 2014	June 13, 2014	$0.350	395
January 6, 2014	February 6, 2014	March 13, 2014	$0.275	311
				$1,499

October 22, 2013	November 8, 2013	December 13, 2013	$0.275	$311
June 25, 2013	August 9, 2013	September 13, 2013	$0.275	303
April 23, 2013	May 9, 2013	June 13, 2013	$0.275	302
January 4, 2013	February 6, 2013	March 13, 2013	$0.185	203
				$1,119

October 23, 2012	November 9, 2012	December 14, 2012	$0.740	$811

See Note 23 for information on subsequent dividends declared.
The funding of the cash dividends and operating expenses of MetLife, Inc. is primarily provided by cash dividends from MetLife, Inc.’s insurance subsidiaries. The statutory capital and surplus, or net assets, of MetLife, Inc.’s insurance subsidiaries are subject to regulatory restrictions except to the extent that dividends are allowed to be paid in a given year without prior regulatory approval. Dividends exceeding these limitations can generally be made subject to regulatory approval. The nature and amount of these dividend restrictions, as well as the statutory capital and surplus of MetLife, Inc.’s U.S. insurance subsidiaries, are disclosed in “— Statutory Equity and Income” and “— Dividend Restrictions — Insurance Operations.” MetLife, Inc.’s principal non-U.S. insurance operations are branches or subsidiaries of American Life, a U.S. insurance subsidiary of the Company. In addition, the payment of dividends by MetLife, Inc. to its shareholders is also subject to restrictions. See “— Dividend Restrictions — MetLife, Inc.”
Stock-Based Compensation Plans
Description of Plans for Employees and Agents — General Terms
The MetLife, Inc. 2000 Stock Incentive Plan, as amended (the “2000 Stock Plan”) authorized the granting of awards to employees and agents in the form of options (“Stock Options”) to buy shares of MetLife, Inc. common stock (“Shares”) that either qualify as incentive Stock Options under Section 422A of the Code or are non-qualified. By December 31, 2009, all awards under the 2000 Stock Plan had either vested or been forfeited. No awards have been made under the 2000 Stock Plan since 2005.
Under the MetLife, Inc. 2005 Stock and Incentive Compensation Plan (the “2005 Stock Plan”), awards granted to employees and agents may be in the form of Stock Options, Stock Appreciation Rights, Restricted Stock or Restricted Stock Units, Performance Shares or Performance Share Units, Cash-Based Awards and Stock-Based Awards (each as defined in the 2005 Stock Plan with reference to Shares).
The aggregate number of shares authorized for issuance under the 2005 Stock Plan is 68,000,000, plus those shares available but not utilized under the 2000 Stock Plan and those shares utilized under the 2000 Stock Plan that are recovered due to forfeiture of Stock Options. Each share issued under the 2005 Stock Plan in connection with a Stock Option or Stock Appreciation Right reduces the number of Shares remaining for issuance under that plan by one, and each Share issued under the 2005 Stock Plan in connection with awards other than Stock Options or Stock Appreciation Rights reduces the number of Shares remaining for issuance under that plan by 1.179 Shares. At December 31, 2014, the aggregate number of Shares remaining available for issuance pursuant to the 2005 Stock Plan was 18,023,959. Stock Option exercises and other awards settled in Shares are satisfied through the issuance of Shares held in treasury by the Company or by the issuance of new Shares.
Compensation expense related to awards under the 2005 Stock Plan is recognized based on the number of awards expected to vest, which represents the awards granted less expected forfeitures over the life of the award, as estimated at the date of grant. Unless a material deviation from the assumed forfeiture rate is observed during the term in which the awards are expensed, any adjustment necessary to reflect differences in actual experience is recognized in the period the award becomes payable or exercisable.
Compensation expense related to awards under the 2005 Stock Plan is principally related to the issuance of Stock Options, Performance Shares and Restricted Stock Units. The majority of the awards granted each year under the 2005 Stock Plan are made in the first quarter of each year.
Certain stock-based awards provide solely for cash settlement based on changes in the price of Shares and other factors (“Phantom Stock-Based Awards”). Such awards have been made under the MetLife, Inc. International Unit Option Incentive Plan, the MetLife International Performance Unit Incentive Plan, and the MetLife International Restricted Unit Incentive Plan.
Description of Plans for Non-Management Directors — General Terms
Under the MetLife, Inc. 2005 Non-Management Director Stock Compensation Plan (the “2005 Directors Stock Plan”), awards granted may be in the form of non-qualified Stock Options, Stock Appreciation Rights, Restricted Stock or Restricted Stock Units, or Stock-Based Awards (each as defined in the 2005 Directors Stock Plan with reference to Shares) to non-management Directors of MetLife, Inc. The number of Shares authorized for issuance under the 2005 Directors Stock Plan is 2,000,000. There were no Shares carried forward from any prior MetLife, Inc. directors stock plan to the 2005 Directors Stock Plan. At December 31, 2014, the aggregate number of Shares remaining available for issuance pursuant to the 2005 Directors Stock Plan was 1,642,208. Stock Option exercises and other awards settled in Shares are satisfied through the issuance of Shares held in treasury by the Company or by the issuance of new Shares.
Compensation expense related to awards under the 2005 Directors Plan is recognized based on the number of Shares awarded. The only awards made to date under the 2005 Directors Stock Plan have been Stock-Based Awards that have vested immediately. The majority of the awards granted each year under the 2005 Directors Stock Plan are made in the second quarter of each year.
Compensation Expense Related to Stock-Based Compensation
The components of compensation expense related to stock-based compensation includes compensation expense related to Phantom Stock-Based Awards, and excludes the insignificant compensation expense related to the 2005 Directors Stock Plan. Those components were:

	Years Ended December 31,
	2014	2013	2012
	(In millions)
Stock Options and Unit Options	$29	$39	$61
Performance Shares and Units (1)	111	91	80
Restricted Stock Units and Restricted Units	52	45	27
Total compensation expense	$192	$175	$168
Income tax benefit	$67	$61	$59
______________

(1)
Performance Shares expected to vest and the related compensation expenses may be further adjusted by the performance factor most likely to be achieved, as estimated by management, at the end of the performance period.

The following table presents the total unrecognized compensation expense related to stock-based compensation and the expected weighted average period over which these expenses will be recognized at:

	December 31, 2014
	Expense	Weighted Average Period
	(In millions)	(Years)
Stock Options	$12	1.54
Performance Shares	$47	1.58
Restricted Stock Units	$56	1.70

Equity Awards
Stock Options
Stock Options are the contingent right of award holders to purchase Shares at a stated price for a limited time. All Stock Options have an exercise price equal to the closing price of a Share reported on the New York Stock Exchange on the date of grant, and have a maximum term of 10 years. The vast majority of Stock Options granted has become or will become exercisable at a rate of one-third of each award on each of the first three anniversaries of the grant date. Other Stock Options have become or will become exercisable on the third anniversary of the grant date. Vesting is subject to continued service, except for employees who are retirement eligible and in certain other limited circumstances.
A summary of the activity related to Stock Options was as follows:

	Shares Under Option	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (1)
			(Years)	(In millions)
Outstanding at January 1, 2014	29,751,376	$42.56	5.19	$379
Granted	824,323	$50.53
Exercised	(4,197,329)	$37.12
Expired	(136,031)	$57.22
Forfeited	(163,412)	$40.25
Outstanding at December 31, 2014	26,078,927	$43.63	4.67	$312
Vested and expected to vest at December 31, 2014	25,973,890	$43.65	4.59	$311
Exercisable at December 31, 2014	22,564,811	$44.15	4.17	$264
______________

(1)	The aggregate intrinsic value was computed using the closing Share price on December 31, 2014 of $54.09 and December 31, 2013 of $53.92, as applicable.
The fair value of Stock Options is estimated on the date of grant using a binomial lattice model. Significant assumptions used in the Company’s binomial lattice model are further described below. The assumptions include: expected volatility of the price of Shares; risk-free rate of return; dividend yield on Shares; exercise multiple; and the post-vesting termination rate.
Expected volatility is based upon an analysis of historical prices of Shares and call options on Shares traded on the open market. The Company uses a weighted-average of the implied volatility for publicly-traded call options with the longest remaining maturity nearest to the money as of each valuation date and the historical volatility, calculated using monthly closing prices of Shares. The Company chose a monthly measurement interval for historical volatility as this interval reflects the Company’s view that employee option exercise decisions are based on longer-term trends in the price of the underlying Shares rather than on daily price movements.
The binomial lattice model used by the Company incorporates different risk-free rates based on the imputed forward rates for U.S. Treasury Strips for each year over the contractual term of the option. The table below presents the full range of rates that were used for options granted during the respective periods.
Dividend yield is determined based on historical dividend distributions compared to the price of the underlying Shares as of the valuation date and held constant over the life of the Stock Option.
The binomial lattice model used by the Company incorporates the contractual term of the Stock Options. The model also factors in expected exercise behavior and a post-vesting termination rate, or the rate at which vested options are exercised or expire prematurely due to termination of employment. From these factors, the model derives an expected life of the Stock Option. The exercise behavior in the model is a multiple that reflects the ratio of exercise price to the strike price of the Stock Option at which holders are expected to exercise. The exercise multiple is derived from actual historical exercise activity. The post-vesting termination rate is determined from actual historical exercise experience and expiration activity under the Incentive Plans.
The following table presents the weighted average assumptions, with the exception of risk-free rate, which is expressed as a range, used to determine the fair value of Stock Options issued:

	Years Ended December 31,
	2014	2013	2012
Dividend yield	2.18%	2.13%	1.95%
Risk-free rate of return	0.12%-5.07%	0.16%-3.89%	0.21%-4.17%
Expected volatility	33.26%	32.98%	35.59%
Exercise multiple	1.45	1.51	1.58
Post-vesting termination rate	2.93%	3.16%	3.14%
Contractual term (years)	10	10	10
Expected life (years)	6	7	7
Weighted average exercise price of stock options granted	$50.53	$35.96	$37.91
Weighted average fair value of stock options granted	$13.84	$9.88	$11.33

The following table presents a summary of Stock Option exercise activity:

	Years Ended December 31,
	2014	2013	2012
	(In millions)
Total intrinsic value of stock options exercised	$67	$79	$29
Cash received from exercise of stock options	$156	$202	$109
Income tax benefit realized from stock options exercised	$24	$28	$10

Performance Shares
Performance Shares are units that, if they vest, are multiplied by a performance factor to produce a number of final Performance Shares which are payable in Shares. Performance Shares are accounted for as equity awards, but are not credited with dividend-equivalents for actual dividends paid on Shares during the performance period. Performance Share awards normally vest in their entirety at the end of the three-year performance period. Vesting is subject to continued service, except for employees who are retirement eligible and in certain other limited circumstances.
For awards granted prior to the January 1, 2013 – December 31, 2015 performance period, vested Performance Shares are multiplied by a performance factor of 0.0 to 2.0 based on MetLife, Inc.’s adjusted income, total shareholder return, and performance in change in annual net operating earnings and total shareholder return compared to the performance of its competitors, each measured with respect to the applicable three-year performance period or portions thereof. The estimated fair value of Performance Shares is based upon the closing price of a Share on the date of grant, reduced by the present value of estimated dividends to be paid on that stock during the performance period. The performance factor for the January 1, 2011 – December 31, 2013 performance period was 0.80.
For the January 1, 2013 – December 31, 2015 and January 1, 2014 – December 31, 2016 performance periods, the vested Performance Shares will be multiplied by a performance factor of 0.00 to 1.75. Assuming that MetLife, Inc. has met threshold performance goals related to its adjusted income or total shareholder return, the MetLife, Inc. Compensation Committee will determine the performance factor in its discretion. In doing so, the Compensation Committee may consider MetLife, Inc.’s total shareholder return relative to the performance of its competitors and MetLife, Inc.’s operating return on equity relative to its financial plan. The estimated fair value of Performance Shares will be re-measured each quarter until they become payable.
Restricted Stock Units
Restricted Stock Units are units that, if they vest, are payable in an equal number of Shares. Restricted Stock Units are accounted for as equity awards and are not credited with dividend-equivalents for dividends paid on Shares. Accordingly, the estimated fair value of Restricted Stock Units is based upon the closing price of Shares on the date of grant, reduced by the present value of estimated dividends to be paid on that stock.
The vast majority of Restricted Stock Units normally vest in their entirety on the third anniversary of their grant date. Other Restricted Stock Units normally vest in thirds on the first three anniversaries of their grant date, and others vest in their entirety on the fifth anniversary of their grant date. Vesting is subject to continued service, except for employees who are retirement eligible and in certain other limited circumstances.
The following table presents a summary of Performance Share and Restricted Stock Unit activity:

	Performance Shares		Restricted Stock Units
	Shares	Weighted Average Grant Date Fair Value	Units	Weighted Average Grant Date Fair Value
Outstanding at January 1, 2014	5,074,140	$42.86	3,328,516	$33.35
Granted	1,183,207	$50.58	1,432,389	$46.20
Forfeited	(194,263)	$45.19	7,795	$35.13
Payable (1)	(1,551,570)	$42.79	(1,264,470)	$36.68
Outstanding at December 31, 2014	4,511,514	$44.85	3,504,230	$38.48
Vested and expected to vest at December 31, 2014	4,477,097	$44.54	3,153,807	$38.49
______________

(1)	Includes both Shares paid and Shares deferred for later payment.
Performance Share amounts above represent aggregate initial target awards and do not reflect potential increases or decreases resulting from the performance factor determined after the end of the respective performance periods. At December 31, 2014, the three year performance period for the 2012 Performance Share grants was completed, but the performance factor had not yet been calculated. Included in the immediately preceding table are 1,756,783 outstanding Performance Shares to which the 2012 – 2014 performance factor will be applied. The factor will be determined in the second quarter of 2015.
Liability Awards (Phantom Stock-Based Awards)
Certain MetLife international subsidiaries have a liability for Phantom Stock-Based Awards in the form of Unit Options, Restricted Units, and/or Performance Units. These Share-based cash settled awards are recorded as liabilities until payout is made. Unlike Share-settled awards, which have a fixed grant-date fair value, the fair value of unsettled or unvested liability awards is remeasured at the end of each reporting period based on the change in fair value of one Share. The liability and corresponding expense are adjusted accordingly until the award is settled.
Unit Options
Each Unit Option is the contingent right of the holder to receive a cash payment equal to the closing price of a Share on the surrender date, less the closing price on the grant date, if the difference is greater than zero. The vast majority of Unit Options has become or will become eligible for surrender at a rate of one-third of each award on each of the first three anniversaries of the grant date. Other Unit Options have become or will become eligible for surrender on the third anniversary of the grant date. Vesting is subject to continued service, except for employees who are retirement eligible and in certain other limited circumstances.
Restricted Units
Restricted Units are units that, if they vest, are payable in cash equal to the closing price of a Share on the last day of the restriction period. The vast majority of Restricted Units normally vest in their entirety on the third anniversary of their grant date. Vesting is subject to continued service, except for employees who are retirement eligible and in certain other limited circumstances.
Performance Units
Performance Units are units that, if they vest, are multiplied by a performance factor to produce a number of final Performance Units which are payable in cash equal to the closing price of a Share on a date following the last day of the three-year performance period. The performance factor for the Performance Units for any given period is determined on the identical basis as the performance factor for Performance Shares for the same performance period. Performance Units are accounted for as liability awards, but are not credited with dividend-equivalents for actual dividends paid on Shares during the performance period. Accordingly, the estimated fair value of Performance Units is based upon the closing price of a Share on the date of grant, reduced by the present value of estimated dividends to be paid on that stock during the performance period.
See “— Equity Awards — Performance Shares” for a discussion of the Performance Shares vesting period and award calculation, which is also used for Performance Units.
The following table presents a summary of Liability Awards activity:

	Unit Options	Restricted Units	Performance Units
Outstanding at January 1, 2014	1,221,626	979,522	531,888
Granted	40,181	307,873	209,646
Exercised	(123,293)	—	—
Forfeited	(31,518)	(83,537)	(20,517)
Paid	—	(403,818)	(127,094)
Outstanding at December 31, 2014	1,106,996	800,040	593,923
Vested and expected to vest at December 31, 2014	996,296	720,036	534,531
Statutory Equity and Income
The states of domicile of MetLife, Inc.’s U.S. insurance subsidiaries imposes risk-based capital (“RBC”) requirements that were developed by the National Association of Insurance Commissioners (“NAIC”). American Life does not write business in Delaware or any other domestic state and, as such, is exempt from RBC requirements by Delaware law. Regulatory compliance is determined by a ratio of a company’s total adjusted capital, calculated in the manner prescribed by the NAIC (“TAC”) to its authorized control level RBC, calculated in the manner prescribed by the NAIC (“ACL RBC”). Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC (“Company Action RBC”). While not required by or filed with insurance regulators, the Company also calculates an internally defined combined RBC ratio (“Combined RBC Ratio”), which is determined by dividing the sum of TAC for MetLife, Inc.’s principal U.S. insurance subsidiaries, excluding American Life, by the sum of Company Action RBC for such subsidiaries. The Company’s Combined RBC Ratio was in excess of 400% for all periods presented. In addition, all non-exempted U.S. insurance subsidiaries individually exceeded Company Action RBC for all periods presented.
MetLife, Inc.’s foreign insurance operations are regulated by applicable authorities of the countries in which each entity operates and are subject to minimum capital and solvency requirements in those countries before corrective action commences. At December 31, 2014 and 2013, the adjusted capital of American Life’s insurance subsidiary in Japan, the Company’s largest foreign insurance operation, was in excess of four times the 200% solvency margin ratio that would require corrective action. Excluding Japan, the aggregate required capital and surplus of the Company’s other foreign insurance operations was $2.2 billion and the aggregate actual regulatory capital and surplus of such operations was $7.0 billion as of the date of the most recent required capital adequacy calculation for each jurisdiction. Each of those other foreign insurance operations exceeded minimum capital and solvency requirements of their respective countries for all periods presented.
MetLife, Inc.’s insurance subsidiaries prepare statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile or applicable foreign jurisdiction. The NAIC has adopted the Codification of Statutory Accounting Principles (“Statutory Codification”). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the various state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of MetLife, Inc.’s U.S. insurance subsidiaries.
Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt and valuing securities on a different basis.
In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years. Further, statutory accounting principles do not give recognition to purchase accounting adjustments.
The Department of Financial Services issues an annual “Special Considerations” circular letter to New York licensed insurers requiring tests to be performed as part of insurers’ year-end asset adequacy testing. The Department of Financial Services issued its 2014 Special Considerations letter on October 10, 2014, which was substantially similar to the 2013 letter. The letter mandates the use of certain assumptions in asset adequacy testing. In 2013, MLIC established a three-year grade-in schedule for the amount of LTC reserves required as a result of the new assumptions. In 2014, MLIC established an additional schedule, reflecting current economic conditions, liabilities and assets. The following table summarizes the two schedules of strengthening:

	2013 Schedule	2014 Schedule	Combined Schedule
	(In millions)
2013 Strengthening	$300	N/A	$300
2014 Strengthening	$200	$100	$300
2015 Strengthening (1)	$100	$100	$200
2016 Strengthening (1)	N/A	$100	$100
______________

(1)	The actual 2015 and 2016 amounts may differ from those originally estimated in 2013 and 2014 due to changes in economic conditions, regulations, or policyholder behavior.
MetLife, Inc.’s U.S. insurance subsidiaries have no material state prescribed accounting practices, except for American Life and as described below. American Life calculates its policyholder reserves on insurance written in each foreign jurisdiction in accordance with the reserve standards required by such jurisdiction. American Life is not required to quantify the impact to its statutory capital and surplus as a result of applying this prescribed practice to its branch operations. Additionally, American Life’s insurance subsidiaries are valued based on each respective subsidiary’s underlying local statutory equity, adjusted in a manner consistent with the reporting prescribed for its branch operations. This valuation basis resulted in lower statutory capital and surplus of $2.8 billion for the year ended December 31, 2014 and higher statutory capital and surplus of $20 million for the year ended December 31, 2013 than if the insurance subsidiaries were valued under NAIC guidance.
The Delaware Department of Insurance approved two statutory accounting permitted practices for MetLife USA. For December 31, 2013, MetLife USA applied a U.S. GAAP reserving methodology for certain foreign blocks of business held by Exeter prior to the Mergers. See Note 8. These blocks of business were recaptured by the counterparties prior to the Mergers and are, therefore, not included in MetLife USA’s reserves as of December 31, 2014. In addition, the Delaware Department of Insurance granted permission for MetLife USA not to calculate, record or disclose the effect of this permitted practice on statutory surplus and net income. Additionally, the Delaware Department of Insurance granted approval for MetLife USA to present the statutory conversion of Exeter’s capital and surplus accounts, which have been historically reported under U.S. GAAP, as an adjustment to MetLife USA’s gross paid-in and contributed surplus in a manner similar to a quasi-reorganization for all periods presented. This permitted practice had the effect of decreasing gross paid-in and contributed surplus and increasing unassigned funds for MetLife USA by $4.4 billion for the year ended December 31, 2013 with no net effect on overall capital and surplus.
The tables below present amounts from MetLife, Inc.’s primary insurance subsidiaries, which are derived from the most recent statutory–basis financial statements as filed with the insurance regulators.
Statutory net income (loss) was as follows:

		Years Ended December 31,
Company	State of Domicile	2014	2013	2012
		(In millions)
Metropolitan Life Insurance Company	New York	$1,487	$369	$1,320
American Life Insurance Company	Delaware	$(36)	$631	$317
MetLife Insurance Company USA (1)	Delaware	$1,543	$3,358	$848
Metropolitan Property and Casualty Insurance Company	Rhode Island	$291	$282	$235
Metropolitan Tower Life Insurance Company	Delaware	$51	$52	$61

______________

(1)
Statutory net income (loss) for the year ended December 31, 2012 is as filed with the Connecticut Insurance Department by MICC and does not reflect the results of the Mergers. See Note 8 for a discussion on the Mergers.

Statutory capital and surplus was as follows at:

	December 31,
Company	2014	2013
	(In millions)
Metropolitan Life Insurance Company	$12,008	$12,428
American Life Insurance Company	$3,362	$2,711
MetLife Insurance Company USA (1)	$6,042	$3,566
Metropolitan Property and Casualty Insurance Company	$2,388	$2,225
Metropolitan Tower Life Insurance Company	$767	$735

______________

(1)	See Note 8 for a discussion on the Mergers.
As derived from the most recent annual statutory basis financial statements filed with insurance regulators, the aggregate statutory net income and aggregate statutory capital and surplus of the Company’s foreign insurance subsidiaries not owned directly or indirectly by the Company’s primary insurance subsidiaries set forth in the table above was $593 million and $4.1 billion, respectively.
The Company’s domestic captive life reinsurance subsidiaries, which reinsure risks including the closed block, level premium term life and ULSG assumed from other MetLife subsidiaries, have no state prescribed accounting practices, except for MetLife Reinsurance Company of Vermont (“MRV”) and MetLife Reinsurance Company of Delaware (“MRD”). MRV, with the explicit permission of the Commissioner of Insurance of the State of Vermont, has included, as admitted assets, the value of letters of credit serving as collateral for reinsurance credit taken by various affiliated cedants, in connection with reinsurance agreements entered into between MRV and the various affiliated cedants, which resulted in higher statutory capital and surplus of $6.0 billion and $5.5 billion for the years ended December 31, 2014 and 2013, respectively. MRV’s RBC would have triggered a regulatory event without the use of the state prescribed practice. MRD, with the explicit permission of the Commissioner of Insurance of the State of Delaware, has included, as admitted assets, the value of letters of credit issued to MRD, which resulted in higher statutory capital and surplus of $75 million and $0 for the years ended December 31, 2014 and 2013, respectively. MRD’s RBC would not have triggered a regulatory event without the use of the state prescribed practice. The statutory net income (loss) of MetLife, Inc.’s domestic captive life reinsurance subsidiaries was ($320) million, ($612) million and ($154) million for the years ended December 2014, 2013 and 2012, respectively, and the statutory capital and surplus, including the aforementioned prescribed practice, was $5.2 billion and $4.3 billion at December 31, 2014 and 2013, respectively.
Dividend Restrictions
Insurance Operations
The table below sets forth the dividends permitted to be paid by MetLife, Inc.’s primary insurance subsidiaries without insurance regulatory approval and dividends paid:

	2015	2014		2013
Company	Permitted Without Approval (1)	Paid (2)		Paid (2)
	(In millions)
Metropolitan Life Insurance Company	$1,200	$821	(3)	$1,428
American Life Insurance Company	$—	$—		$—
MetLife Insurance Company USA (4)	$3,056	$155	(5)	$1,000	(6)
Metropolitan Property and Casualty Insurance Company	$239	$200		$100
Metropolitan Tower Life Insurance Company	$102	$73		$109	(7)
MetLife Investors Insurance Company (4)	N/A	N/A		$129
______________

(1)
Reflects dividend amounts that may be paid during 2015 without prior regulatory approval. However, because dividend tests may be based on dividends previously paid over rolling 12-month periods, if paid before a specified date during 2015, some or all of such dividends may require regulatory approval.

(2)	Reflects all amounts paid, including those requiring regulatory approval.

(3)	During December 2014, MLIC distributed shares of an affiliate to MetLife, Inc. as an in-kind dividend of $113 million.

(4)	See Note 8 for a discussion of the Mergers.

(5)
Prior to the Mergers, Exeter paid dividends of $155 million on its preferred stock. In August 2014, MICC redeemed for $1.4 billion and retired 4,595,317 shares of its common stock owned by MetLife Investors Group LLC (“MLIG”). Following the redemption, in August 2014, MLIG paid a dividend of $1.4 billion to MetLife, Inc. MetLife USA did not pay dividends in 2014.

(6)	During the year ended December 31, 2013, MICC paid dividends of $1.0 billion.

(7)
During October 2013, Metropolitan Tower Life Insurance Company (“MTL”) distributed shares of an affiliate to MetLife, Inc. as an in-kind dividend of $32 million. Also during October 2013, MTL paid a dividend to MetLife, Inc. in the amount of $77 million in cash, which represented its dividend capacity without regulatory approval at December 31, 2013. Regulatory approval for these dividends was obtained due to the amount and timing of the payments.

Under New York State Insurance Law, MLIC is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to MetLife, Inc. as long as the aggregate amount of all such dividends in any calendar year does not exceed the lesser of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year, or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). MLIC will be permitted to pay a dividend to MetLife, Inc. in excess of the lesser of such two amounts only if it files notice of its intention to declare such a dividend and the amount thereof with the New York Superintendent of Financial Services (the “Superintendent”) and the Superintendent either approves the distribution of the dividend or does not disapprove the dividend within 30 days of its filing. Under New York State Insurance Law, the Superintendent has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.
Under Delaware State Insurance Law, each of American Life, MetLife USA, and MTL is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MetLife, Inc. as long as the amount of the dividend, when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year, or (ii) its net statutory gain from operations for the immediately preceding calendar year (excluding realized capital gains). Each of American Life, MetLife USA, and MTL will be permitted to pay a dividend to MetLife, Inc. in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner of Insurance (the “Delaware Commissioner”) and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as “unassigned funds (surplus)”) as of the immediately preceding calendar year requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.
Under the Rhode Island Insurance Code, Metropolitan Property and Casualty Insurance Company (“MPC”) is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MetLife, Inc. as long as the aggregate amount of all such dividends in any 12 month period does not exceed the lesser of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year, or (ii) net income, not including realized capital gains, for the immediately preceding calendar year, not including pro rata distributions of MPC’s own securities. In determining whether a dividend is extraordinary, MPC may include carry forward net income from the previous two calendar years, excluding realized capital gains less dividends paid in the second and immediately preceding calendar years. MPC will be permitted to pay a dividend to MetLife, Inc. in excess of the lesser of such two amounts only if it files notice of its intention to declare such a dividend and the amount thereof with the Rhode Island Commissioner of Insurance (the “Rhode Island Commissioner”) and the Rhode Island Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. Under the Rhode Island Insurance Code, the Rhode Island Commissioner has broad discretion in determining whether the financial condition of a stock property and casualty insurance company would support the payment of such dividends to its stockholders.
MetLife, Inc.
In addition to regulatory restrictions on the payment of dividends by its subsidiaries to MetLife, Inc., the payment of dividends by MetLife, Inc. to its stockholders is also subject to restrictions. The declaration and payment of dividends is subject to the discretion of MetLife, Inc.’s Board of Directors, and will depend on its financial condition, results of operations, cash requirements, future prospects and other factors deemed relevant by the Board. In addition, the payment of dividends on MetLife, Inc.’s common stock, and MetLife, Inc.’s ability to repurchase its common stock, may be subject to restrictions described below arising out of (i) regulation by the Board of Governors of the Federal Reserve System (the “Federal Reserve Board”) and the Federal Reserve Bank of New York (collectively, with the Federal Reserve Board, the “Federal Reserve”) as a result of the designation of MetLife, Inc. by the Financial Stability Oversight Council (“FSOC”) as a non-bank systemically important financial institution (“non-bank SIFI”), and (ii) restrictions under the terms of MetLife, Inc.’s preferred stock, and junior subordinated debentures in situations where MetLife, Inc. may be experiencing financial stress, as described below. For purposes of this discussion, “junior subordinated debentures” are deemed to include MetLife, Inc.’s Fixed-to-Floating Rate Exchangeable Surplus Trust Securities, which are exchangeable at the option of MetLife, Inc., or in the future upon the occurrence of certain events, for junior subordinated debentures, and which contain terms with the same substantive effects described in this discussion as the terms in MetLife’s junior subordinated debentures.
Regulatory Restrictions. On December 18, 2014, the FSOC designated MetLife, Inc. as a non-bank SIFI subject to regulation by the Federal Reserve and to enhanced supervision and prudential standards. On January 13, 2015, MetLife, Inc. filed an action in the U.S. District Court for the District of Columbia asking the court to review and rescind the FSOC’s designation of MetLife, Inc. as a non-bank SIFI. The Federal Reserve Board proposed a set of prudential standards that would have applied to non-bank SIFIs. The Federal Reserve Board’s proposal contemplated that these standards could be tailored for different companies on an individual basis or by category, taking into consideration their capital structure, riskiness, complexity, financial activities, size and any other risk-related factors that the Federal Reserve Board deems appropriate. In February 2014, the Federal Reserve Board implemented certain of the enhanced prudential standards for bank holding companies and foreign banking organizations with total consolidated assets of $50 billion or more and indicated that it plans to apply enhanced prudential standards to non-bank SIFIs by rule or order. Accordingly, the manner in which these proposed standards might apply to MetLife, Inc. remains unclear. Enhanced prudential and capital standards imposed on MetLife, Inc. as a non-bank SIFI could adversely affect its ability to pay dividends to its stockholders, as well as repurchase its common stock or other securities or engage in other transactions that could affect its capital. MetLife, Inc. has also been designated as a global systemically important insurer by the Financial Stability Board. As such, it could be subject to enhanced capital standards and supervision and other additional requirements that would not apply to companies that are not so designated. These policy measures would need to be implemented by legislation or regulation in each applicable jurisdiction, and the impact on MetLife, Inc. is uncertain.
“Dividend Stopper” Provisions in the Preferred Stock and Junior Subordinated Debentures. Certain terms of MetLife, Inc.’s preferred stock and junior subordinated debentures (sometimes referred to as “dividend stoppers”) may prevent it from repurchasing its common or preferred stock or paying dividends on its common or preferred stock in certain circumstances. Dividends on the preferred stock are not cumulative. If a dividend is not declared before the dividend payment date, MetLife, Inc. has no obligation to pay dividends accrued for that dividend period whether or not dividends are declared and paid in future periods. No dividends may, however, be paid or declared on MetLife, Inc.’s common stock — or any other securities ranking junior to the preferred stock — unless the full dividends for the latest completed dividend period on all preferred stock, and any parity stock, have been declared and paid or provided for. Under the junior subordinated debentures, if MetLife, Inc. has not paid in full the accrued interest on its junior subordinated debentures through the most recent interest payment date, it may not repurchase or pay dividends on its common stock or other capital stock (including the preferred stock), subject to certain exceptions. The junior subordinated debentures provide that MetLife may, at its option and provided that certain conditions are met, defer payment of interest without giving rise to an event of default for periods of up to 10 years (although after five years MetLife, Inc. would be obligated to use commercially reasonable efforts to sell equity securities to raise proceeds to pay the interest), with no limitation on the number of deferral periods that MetLife, Inc. may begin, so long as all accrued and unpaid interest is paid with respect to prior deferral periods. If MetLife, Inc. were to elect to defer payments of interest, the “dividend stopper” provisions in the junior subordinated debentures would thus prevent MetLife, Inc. from repurchasing or paying dividends on its common stock or other capital stock (including the preferred stock) during the period of deferral, subject to exceptions.
In addition, the preferred stock and the junior subordinated debentures contain provisions that would automatically suspend the payment of preferred stock dividends and junior subordinated debenture interest payments if MetLife, Inc. fails to meet certain risk based capital ratio, net income and stockholders’ equity tests at specified times. In such cases, however, MetLife would be permitted to make the payments if it were able to utilize a prescribed alternative payment mechanism. As a result of the suspension of these payments, the “dividend stopper” provisions would come into effect.
MetLife, Inc. is a party to certain RCCs which limit its ability to eliminate these restrictions through the repayment, redemption or purchase of preferred stock or junior subordinated debentures by requiring MetLife, Inc., subject to certain limitations, to receive cash proceeds during a specified period from the sale of specified replacement securities prior to any such repayment, redemption or purchase. See “— Preferred Stock” for a description of such covenants in effect with respect to the preferred stock, and Note 14 for a description of such covenants in effect with respect to junior subordinated debentures.
Accumulated Other Comprehensive Income (Loss)
Information regarding changes in the balances of each component of AOCI attributable to MetLife, Inc., net of income tax, was as follows:

	Unrealized Investment Gains (Losses), Net of Related Offsets (1)	Unrealized Gains (Losses) on Derivatives	Foreign Currency Translation Adjustments	Defined Benefit Plans Adjustment	Total
	(In millions)
Balance at December 31, 2011	$7,689	$985	$(648)	$(1,943)	$6,083
OCI before reclassifications	9,321	(262)	(134)	(996)	7,929
Deferred income tax benefit (expense)	(3,457)	92	249	350	(2,766)
OCI before reclassifications, net of income tax	13,553	815	(533)	(2,589)	11,246
Amounts reclassified from AOCI	58	24	—	154	236
Deferred income tax benefit (expense)	(23)	(8)	—	(54)	(85)
Amounts reclassified from AOCI, net of income tax	35	16	—	100	151
Balance at December 31, 2012	13,588	831	(533)	(2,489)	11,397
OCI before reclassifications	(8,487)	(937)	(937)	1,078	(9,283)
Deferred income tax benefit (expense)	2,807	312	(189)	(379)	2,551
OCI before reclassifications, net of income tax	7,908	206	(1,659)	(1,790)	4,665
Amounts reclassified from AOCI	411	36	—	214	661
Deferred income tax benefit (expense)	(136)	(11)	—	(75)	(222)
Amounts reclassified from AOCI, net of income tax	275	25	—	139	439
Balance at December 31, 2013	8,183	231	(1,659)	(1,651)	5,104
OCI before reclassifications	11,197	669	(1,492)	(1,150)	9,224
Deferred income tax benefit (expense)	(3,419)	(261)	(208)	401	(3,487)
OCI before reclassifications, net of income tax	15,961	639	(3,359)	(2,400)	10,841
Amounts reclassified from AOCI	(811)	717	77	180	163
Deferred income tax benefit (expense)	249	(280)	(27)	(63)	(121)
Amounts reclassified from AOCI, net of income tax	(562)	437	50	117	42
Sale of subsidiary (2)	(320)	—	6	—	(314)
Deferred income tax benefit (expense)	80	—	—	—	80
Sale of subsidiary, net of income tax	(240)	—	6	—	(234)
Balance at December 31, 2014	$15,159	$1,076	$(3,303)	$(2,283)	$10,649
__________________

(1)	See Note 8 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI, and the policyholder dividend obligation.

(2)	See Note 3.
Information regarding amounts reclassified out of each component of AOCI, was as follows:

AOCI Components	Amounts Reclassified from AOCI			Consolidated Statement of Operations and Comprehensive Income (Loss) Locations
	Years Ended December 31,
	2014	2013	2012
	(In millions)
Net unrealized investment gains (losses):
Net unrealized investment gains (losses)	$603	$344	$(5)	Net investment gains (losses)
Net unrealized investment gains (losses)	67	93	73	Net investment income
Net unrealized investment gains (losses)	141	(26)	(10)	Net derivative gains (losses)
Net unrealized investment gains (losses), before income tax	811	411	58
Income tax (expense) benefit	(249)	(136)	(23)
Net unrealized investment gains (losses), net of income tax	$562	$275	$35
Unrealized gains (losses) on derivatives - cash flow hedges:
Interest rate swaps	$42	$20	$1	Net derivative gains (losses)
Interest rate swaps	9	8	4	Net investment income
Interest rate swaps	—	—	(3)	Other expenses
Interest rate forwards	(7)	10	1	Net derivative gains (losses)
Interest rate forwards	4	3	2	Net investment income
Interest rate forwards	2	(1)	(1)	Other expenses
Foreign currency swaps	(768)	(3)	23	Net derivative gains (losses)
Foreign currency swaps	(2)	(3)	(5)	Net investment income
Foreign currency swaps	2	1	1	Other expenses
Credit forwards	1	1	1	Net investment income
Gains (losses) on cash flow hedges, before income tax	(717)	36	24
Income tax (expense) benefit	280	(11)	(8)
Gains (losses) on cash flow hedges, net of income tax	(437)	25	16

Foreign currency translation adjustment	(77)	—	—	Net investment gain (losses)
Income tax (expense) benefit	27	—	—
Foreign translation adjustment, net of income tax	(50)	—	—
Defined benefit plans adjustment: (1)
Amortization of net actuarial gains (losses)	$(180)	$283	$252
Amortization of prior service (costs) credit	—	(69)	(98)
Amortization of defined benefit plan items, before income tax	(180)	214	154
Income tax (expense) benefit	63	(75)	(54)
Amortization of defined benefit plan items, net of income tax	$(117)	$139	$100
Total reclassifications, net of income tax	$(42)	$439	$151
__________________

(1)	These AOCI components are included in the computation of net periodic benefit costs. See Note 18.